Non-controlling interest	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Non-controlling interest

16.	Non-controlling interest

The changes to non-controlling interest are as follows:

	November 30, 2025	August 31, 2025
Balance at beginning of period	$17,015	11,136
Non-controlling interest’s 45% share of Buckreef’s comprehensive income	3,672	5,879
Balance at end of period	$20,687	17,015

Summarized financial information for Buckreef is disclosed below:

	Three months ended November 30,
Income Statement	2025	2024
Revenue	$25,117	$12,528
Depreciation	1,109	906
Accretion expense	211	188
Income tax expense	5,028	1,693
Comprehensive income for the period	8,159	2,568

Statement of Financial Position	November 30, 2025	August 31, 2025
Current assets	$30,737	$21,223
Non-current assets	91,547	89,368
Current liabilities	(23,126)	(21,398)
Non-current liabilities	(21,934)	(18,428)
Advances from parent, net	(24,941)	(26,567)

	Three months ended November 30,
Statement of Cash Flows	2025	2024
Cash provided by operating activities	$5,843	$3,572
Cash used in investing activities	(4,125)	(3,675)
Cash used in financing activities	(886)	(1,090)